Our people - Reportable Segment Distribution of Staff (Detail) - Employees	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Average number of staff	132,823	133,903	134,428
Global Integrated Agencies [member]
Disclosure of operating segments [line items]
Average number of staff	82,295	83,015	81,537
Data investment management [member]
Disclosure of operating segments [line items]
Average number of staff	26,325	27,813	28,014
Public relations [member]
Disclosure of operating segments [line items]
Average number of staff	6,890	6,891	6,899
Specialist agencies [member]
Disclosure of operating segments [line items]
Average number of staff	17,313	16,184	17,978